Financial Assets and Financial Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Lease liabilities	€ 181.6	€ 84.2
Financial liabilities	1,658.0	448.0
Liquidity risk
Disclosure of financial liabilities [line items]
Loans and borrowings	20.2	82.5
Trade and other payables	160.0	102.3
Lease liabilities	209.3	107.6
Contingent consideration	6.1	0.6
Foreign exchange forward contracts	63.0
Other financial liabilities	818.7	74.1
Financial liabilities	1,277.3	367.1
Liquidity risk | Less than 1 year
Disclosure of financial liabilities [line items]
Loans and borrowings	2.6	3.2
Trade and other payables	160.0	102.3
Lease liabilities	31.3	8.5
Contingent consideration	0.0	0.0
Foreign exchange forward contracts	63.0
Other financial liabilities	818.7	74.1
Financial liabilities	1,075.6	188.1
Liquidity risk | 1 to 5 years
Disclosure of financial liabilities [line items]
Loans and borrowings	11.5	12.6
Trade and other payables	0.0	0.0
Lease liabilities	89.1	27.3
Contingent consideration	0.0	0.0
Foreign exchange forward contracts	0.0
Other financial liabilities	0.0	0.0
Financial liabilities	100.6	39.9
Liquidity risk | More than 5 years
Disclosure of financial liabilities [line items]
Loans and borrowings	6.1	66.7
Trade and other payables	0.0	0.0
Lease liabilities	88.9	71.8
Contingent consideration	6.1	0.6
Foreign exchange forward contracts	0.0
Other financial liabilities	0.0	0.0
Financial liabilities	€ 101.1	€ 139.1